Share capital - Summary of Detailed Information About Stock Option Activity (Detail)	3 Months Ended		9 Months Ended					12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020 shares	Jul. 31, 2021 shares	Jul. 31, 2021 $ / shares	Jul. 31, 2021 d	Jul. 31, 2021 USD ($)	Jul. 31, 2020 shares USD ($) $ / shares	Oct. 31, 2020 shares	Oct. 31, 2020 $ / shares	Oct. 31, 2019 shares $ / shares	Oct. 31, 2018 shares $ / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [line items]
Granted, Number of stock options						1,899,350	996,823	940,058		309,142	103,795
Exercised, Number of stock options | shares		0					0	0		0	0
Long Term Incentive Plan [member]
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options [line items]
Beginning balance, Number of stock options			133,500		133,500		100,000	100,000		58,320	30,000
Granted, Number of stock options | shares			31,750					33,500		41,680	28,320
Exercised, Number of stock options | shares			(25,664)
Forfeited, Number of stock options | shares			(4,500)
Ending balance, Number of stock options	135,086		135,086					133,500		100,000	58,320
Beginning balance, Weighted average exercise price per stock option				$ 15.35			$ 7.14		$ 7.14	$ 2.49	$ 0.63
Granted, Weighted average exercise price per stock option				85.29					39.66	13.57	4.56
Exercised, Weighted average exercise price per stock option				6.59
Forfeited, Weighted average exercise price per stock option				42.43
Ending balance,Weighted average exercise price per stock option				$ 33.74					$ 15.35	$ 7.14	$ 2.49